Restricted cash and restricted time deposit (Details)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Cash restricted for specific business operations CNY	Dec. 31, 2012 Cash restricted for specific business operations CNY	Dec. 31, 2013 Cash restricted as collateral CNY	Dec. 31, 2012 Cash restricted as collateral CNY
Restricted cash and restricted time deposit
Restricted cash	$ 37,349,059	226,100,000	891,462,180			0	55,044,000	226,100,000	836,418,180
Restricted Time Deposit non-current	$ 1,255,079	7,597,873	7,814,450			7,597,873	7,814,450
Term of time deposit				1 year	3 years